UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile (1-Month U.S. LIBOR plus 18 bps):
1.610%, 1–11–18	$15,000	$15,000
1.750%, 1–24–18 (A)	10,000	10,000
Bank of America N.A.,
1.450%, 4–16–18	10,000	10,000
Bank of America N.A. (1-Month U.S. LIBOR plus 11 bps),
1.570%, 1–15–18 (A)	15,000	15,000
Bank of America N.A. (1-Month U.S. LIBOR plus 14 bps),
1.580%, 1–12–18 (A)	20,000	20,000
Bank of America N.A. (1-Month U.S. LIBOR plus 16 bps),
1.600%, 1–20–18 (A)	20,000	20,000
Bank of Montreal (1-Month U.S. LIBOR plus 12 bps),
1.560%, 1–10–18 (A)	20,000	20,000
Bank of Montreal (1-Month U.S. LIBOR plus 15 bps),
1.630%, 1–15–18 (A)	15,000	15,000
Bank of Montreal (1-Month U.S. LIBOR plus 22 bps),
1.710%, 1–15–18 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 20 bps),
1.610%, 1–8–18 (A)	15,000	15,000
Citibank N.A.,
1.500%, 2–20–18	15,000	15,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 18 bps),
1.610%, 1–10–18 (A)	12,000	12,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 20 bps),
1.670%, 1–18–18 (A)	25,000	25,000
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 19 bps),
1.590%, 1–7–18 (A)	20,000	20,000

Total Certificate Of Deposit – 15.5%		227,000
Commercial Paper (B)
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.):
1.462%, 1–9–18	15,000	14,995
1.280%, 1–16–18	15,000	14,992
1.330%, 1–22–18	22,000	21,982
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
1.214%, 1–9–18	15,000	14,995
Corporacion Andina de Fomento:
1.740%, 1–2–18	20,000	19,999
1.170%, 1–10–18	33,000	32,989
CVS Health Corp.,
1.670%, 1–2–18	14,250	14,249
John Deere Canada ULC (GTD by Deere & Co.),
1.333%, 1–9–18	20,725	20,719
Kroger Co. (The),
1.770%, 1–2–18	3,192	3,192
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
1.330%, 1–16–18	40,000	39,976
1.410%, 2–1–18	15,000	14,981
1.410%, 2–5–18	13,624	13,605
Mondelez International, Inc.,
1.670%, 1–2–18	14,250	14,249
Northern Illinois Gas Co.:
1.711%, 1–3–18	7,500	7,499
1.711%, 1–5–18	12,750	12,747
1.511%, 1–8–18	36,000	35,988
2.040%, 1–10–18	15,000	14,994
PacifiCorp,
1.800%, 1–2–18	4,310	4,310
Pricoa Short Term Funding LLC,
1.290%, 1–16–18	15,000	14,991
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
1.320%, 1–10–18	43,349	43,333

River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
1.450%, 1–31–18	17,808	17,786
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
1.630%, 1–31–18	8,700	8,688
Rockwell Automation, Inc.:
1.311%, 1–3–18	5,000	5,000
2.080%, 1–10–18	5,000	4,998
1.570%, 1–16–18	15,000	14,990
Sonoco Products Co.,
1.700%, 1–2–18	14,200	14,199
Wisconsin Electric Power Co.:
1.622%, 1–9–18	31,785	31,774
1.410%, 1–11–18	16,000	15,993

Total Commercial Paper – 34.2%		488,213
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (A)	51,157	51,157

Total Master Note – 3.5%		51,157
Notes
Banco del Estado de Chile (1-Month U.S. LIBOR plus 20 bps),
1.670%, 1–14–18 (A)	12,000	12,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 23 bps),
1.760%, 1–22–18 (A)	15,000	15,000
Bank of Montreal (1-Month U.S. LIBOR plus 11 bps),
1.540%, 1–10–18 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 18 bps),
1.560%, 1–5–18 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 38 bps),
1.740%, 1–1–18 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 15 bps),
1.650%, 1–20–18 (A)	15,000	15,000
Citibank N.A. (1-Month U.S. LIBOR plus 11 bps),
1.660%, 1–25–18 (A)	25,000	25,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 24 bps),
1.730%, 1–19–18 (A)	30,000	30,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 10 bps),
1.800%, 1–13–18 (A)	20,000	20,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 16 bps),
1.540%, 1–5–18 (A)	15,000	15,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 18 bps),
1.680%, 1–20–18 (A)	15,000	15,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 20 bps),
1.710%, 1–21–18 (A)	10,000	10,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 19 bps),
1.590%, 1–7–18 (A)	10,000	10,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 22 bps),
1.710%, 1–16–18 (A)	14,000	14,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 23 bps),
1.780%, 1–27–18 (A)	25,000	25,000

Total Notes – 17.1%		251,000

TOTAL CORPORATE OBLIGATIONS – 70.3%		$1,017,370
(Cost: $1,017,370)

MUNICIPAL OBLIGATIONS
California – 1.6%
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Bank of America N.A.),
1.620%, 2–21–18	23,661	23,661

Colorado – 0.1%
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 30 bps),
1.700%, 1–7–18 (A)	1,400	1,400

Florida – 0.2%
Miami-Dade Cnty, FL, Seaport Rev Commercial Paper Notes, Ser 2017A-2 (GTD by Bank of America N.A.),
1.380%, 1–8–18	2,621	2,621

Georgia – 0.8%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank),
1.380%, 1–24–18	12,007	12,007

Kansas – 0.2%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.750%, 1–1–18 (A)	2,000	2,000

Louisiana – 1.9%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 9.7 bps),
2.000%, 1–1–18 (A)	19,800	19,800
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.) (BVAL plus 18 bps),
1.610%, 1–1–18 (A)	7,500	7,500

		27,300

Michigan – 0.1%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
2.000%, 1–1–18 (A)	2,000	2,000

Mississippi – 2.7%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.) (BVAL plus 19 bps),
1.800%, 1–1–18 (A)	39,100	39,100

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps),
1.600%, 1–7–18 (A)	7,300	7,300

New York – 2.1%
Long Island Power Auth, Elec Sys Gen Rev Commercial Paper Notes, Ser 2015GR-2A (GTD by Bank of Montreal),
1.500%, 1–11–18	25,000	25,000
NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The)) (BVAL plus 20 bps),
1.550%, 1–7–18 (A)	5,000	5,000

		30,000

Pennsylvania – 0.5%
EPC - Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.) (1–Week U.S. LIBOR plus 10 bps),
1.560%, 1–7–18 (A)	6,535	6,535

Virginia – 0.0%
Stafford County, Staunton Indl Dev Auth (VA) Rev Bonds, Ser 05–B (GTD by Bank of America N.A.),
1.400%, 1–4–18	320	320

Wyoming – 1.1%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.) (BVAL plus 19 bps),
1.800%, 1–1–18 (A)	16,300	16,300

TOTAL MUNICIPAL OBLIGATIONS – 11.8%		$170,544
(Cost: $170,544)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Treasury Bills – 1.3%
U.S. Treasury Bills:
1.180%, 4–5–18	$4,000	$3,987
1.210%, 4–12–18	5,000	4,983
1.250%, 9–13–18	10,000	9,912

		18,882

United States Government Agency Obligations – 17.6%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.450%, 1–7–18 (A)	12,794	12,794
1.490%, 1–7–18 (A)	158,376	158,376
1.510%, 1–7–18 (A)	19,113	19,113
1.530%, 1–7–18 (A)	43,003	43,003
1.550%, 1–7–18 (A)	21,435	21,435

		254,721

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 18.5%		$273,603
(Cost: $273,603)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS
California – 0.1%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps),
1.650%, 1–7–18 (A)	1,425	1,425

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS – 0.1%		$1,425
(Cost: $1,425)

TOTAL INVESTMENT SECURITIES – 101.1%		$1,462,942
(Cost: $1,462,942)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(16,282)

NET ASSETS – 100.0%		$1,446,660

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Rate shown is the yield to maturity at December 31, 2017.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$1,017,370	$—
Municipal Obligations	—	170,544	—
United States Government and Government Agency Obligations	—	273,603	—
United States Government and Government Agency Backed Municipal Obligations	—	1,425	—
Total	$—	$1,462,942	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,462,942

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary
Apparel Retail – 0.2%
True Religion Apparel, Inc. (A)(B)(C)	36		$2,810

Cable & Satellite – 0.1%
Altice N.V., Class A (A)(C)	196		2,055

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(B)(D)	—	*	151

Education Services – 1.0%
Laureate Education, Inc., Class A (A)	1,187		16,101

Total Consumer Discretionary – 1.3%			21,117
Energy
Coal & Consumable Fuels – 0.0%
Foresight Energy L.P.	55		238

Oil & Gas Equipment & Services – 0.1%
Key Energy Services, Inc. (A)	27		320
Larchmont Resources LLC (A)(C)(D)(E)	4		1,193

			1,513

Oil & Gas Exploration & Production – 0.2%
Midstates Petroleum Co., Inc. (A)	170		2,813
Sabine Oil & Gas Corp. (A)(D)	1		53

			2,866

Total Energy – 0.3%			4,617

TOTAL COMMON STOCKS – 1.6%			$25,734
(Cost: $27,106)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.6%
Pinnacle Agriculture Enterprises LLC (A)(B)(D)	12,015		9,841

Total Consumer Staples – 0.6%			9,841
Energy
Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (A)(D)	14		16,184

Total Energy – 0.9%			16,184
Telecommunication Services
Integrated Telecommunication Services – 0.0%
Frontier Communications Corp., Convertible Series A, 11.125%	39		419

Total Telecommunication Services – 0.0%			419

TOTAL PREFERRED STOCKS – 1.5%			$26,444
(Cost: $24,895)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (B)(F)	7		—	*

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (D)(F)	4		28

			28

TOTAL WARRANTS – 0.0%			$28
(Cost: $439)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.5%
Acosta, Inc.,
7.750%, 10–1–22 (G)	$9,483		6,922
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2–15–24	1,785		1,888

			8,810

Apparel Retail – 0.9%
Hot Topic, Inc.,
9.250%, 6–15–21(G)	16,133		15,326

Automotive Retail – 0.6%
Allison Transmission, Inc.,
5.000%, 10–1–24 (G)	1,753		1,808
Penske Automotive Group, Inc.,
5.500%, 5–15–26	1,219		1,237
Sonic Automotive, Inc.,
5.000%, 5–15–23	7,435		7,175

			10,220

Broadcasting – 3.1%
Clear Channel International B.V.,
8.750%, 12–15–20 (G)	1,455	1,502
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22	16,559	16,804
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	12,304	12,058
Cumulus Media, Inc.,
7.750%, 5–1–19 (H)	10,806	1,945
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (G)	14,438	14,745
6.000%, 7–15–24 (G)	6,000	6,345

		53,399

Cable & Satellite – 8.5%
Altice Financing S.A.:
6.625%, 2–15–23 (G)	4,517	4,730
7.500%, 5–15–26 (G)	8,844	9,419
Altice S.A.:
7.250%, 5–15–22 (G)(I)	EUR771	937
7.750%, 5–15–22 (G)	$28,282	27,716
6.250%, 2–15–25 (G)(I)	EUR966	1,136
7.625%, 2–15–25 (G)	$4,621	4,425
Altice U.S. Finance I Corp.,
5.500%, 5–15–26 (G)	4,968	5,061
Block Communications, Inc.,
6.875%, 2–15–25 (G)	1,439	1,507
Cablevision Systems Corp.,
5.875%, 9–15–22	5,561	5,478
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (G)	2,566	2,630
5.000%, 2–1–28 (G)	8,499	8,265
DISH DBS Corp.:
6.750%, 6–1–21	5,314	5,586
5.875%, 7–15–22	2,460	2,472
5.875%, 11–15–24	1,207	1,174
7.750%, 7–1–26	3,676	3,865
Neptune Finco Corp.:
10.125%, 1–15–23 (G)	9,511	10,712
6.625%, 10–15–25 (G)	2,140	2,317
10.875%, 10–15–25 (G)	5,805	6,893
Numericable – SFR S.A.,
7.375%, 5–1–26 (G)	21,314	21,953
VTR Finance B.V.,
6.875%, 1–15–24 (G)	17,740	18,716

		144,992

Casinos & Gaming – 2.8%
Everi Payments, Inc.,
7.500%, 12–15–25 (G)	7,595	7,528
Gateway Casinos & Entertainment Ltd.,
8.250%, 3–1–24 (G)	5,344	5,718
Golden Nugget, Inc.:
6.750%, 10–15–24 (G)	12,223	12,437
8.750%, 10–1–25 (G)	4,889	5,133
Studio City Finance Ltd.,
8.500%, 12–1–20 (G)	11,503	11,762
Wynn Macau Ltd.:
4.875%, 10–1–24 (G)	1,700	1,708
5.500%, 10–1–27 (G)	2,445	2,473

		46,759

Department Stores – 0.2%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	12,060	3,407

Education Services – 2.2%
Laureate Education, Inc.,
8.250%, 5–1–25 (G)	35,760	37,906

Leisure Facilities – 0.2%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4–15–27 (G)	2,472	2,596

Movies & Entertainment – 0.2%
Cinemark USA, Inc.,
5.125%, 12–15–22	585	598
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (G)	2,929	3,222

		3,820

Publishing – 0.7%
E.W. Scripps Co.,
5.125%, 5–15–25 (G)	740	736
MDC Partners, Inc.,
6.500%, 5–1–24 (G)	11,290	11,347

		12,083

Restaurants – 0.6%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
5.000%, 10–15–25 (G)	9,699	9,772

Specialized Consumer Services – 0.4%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10–1–21 (G)	6,936	7,127

Specialty Stores – 1.9%
Arch Merger Sub, Inc.,
8.500%, 9–15–25 (G)	1,590	1,471
Cumberland Farms, Inc.,
6.750%, 5–1–25 (G)	4,014	4,255

Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK),
9.750%, 10–15–19 (G)(J)	27,663	27,110

		32,836

Total Consumer Discretionary – 22.8%		389,053
Consumer Staples
Food Distributors – 0.8%
Performance Food Group, Inc.,
5.500%, 6–1–24 (G)	5,504	5,683
U.S. Foods, Inc.,
5.875%, 6–15–24 (G)	7,442	7,814

		13,497

Packaged Foods & Meats – 3.8%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (G)	1,000	1,020
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (G)	10,650	10,290
5.750%, 6–15–25 (G)	8,993	8,656
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (G)	724	746
5.875%, 9–30–27 (G)	4,568	4,705
Post Holdings, Inc.:
5.500%, 3–1–25 (G)	1,854	1,919
8.000%, 7–15–25 (G)	2,929	3,295
5.000%, 8–15–26 (G)	2,644	2,601
5.750%, 3–1–27 (G)	11,553	11,755
Simmons Foods, Inc.,
5.750%, 11–1–24 (G)	20,973	20,790

		65,777

Personal Products – 0.1%
Revlon Consumer Products Corp.,
5.750%, 2–15–21	1,999	1,509

Total Consumer Staples – 4.7%		80,783
Energy
Oil & Gas Drilling – 1.0%
KCA Deutag UK Finance plc,
7.250%, 5–15–21 (G)	5,266	5,108
Noble Holding International Ltd.,
7.750%, 1–15–24	2,464	2,119
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (G)(K)	20,048	8,220
Offshore Group Investment Ltd.,
0.000%, 11–1–19(B)(L)	5,169	—	*
Trinidad Drilling Ltd.,
6.625%, 2–15–25 (G)	124	118

		15,565

Oil & Gas Equipment & Services – 0.4%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7–15–25 (G)	3,577	3,756
SESI LLC:
7.125%, 12–15–21	2,660	2,726
7.750%, 9–15–24 (G)	971	1,032

		7,514

Oil & Gas Exploration & Production – 4.2%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20(G)	6,164	5,825
California Resources Corp.,
8.000%, 12–15–22(G)	2,016	1,663
Carrizo Oil & Gas, Inc.,
7.500%, 9–15–20	1,942	1,979
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC),
5.000%, 9–15–22	2,672	2,712
Crownrock L.P.,
5.625%, 10–15–25 (G)	14,500	14,573
EnCana Corp.,
6.500%, 8–15–34	2,862	3,535
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (G)	4,570	4,650
5.750%, 1–30–28 (G)	4,570	4,693
Laredo Petroleum, Inc.,
6.250%, 3–15–23	1,705	1,765
Parsley Energy LLC and Parsley Finance Corp.,
5.625%, 10–15–27 (G)	3,380	3,456
PDC Energy, Inc.,
6.125%, 9–15–24	1,001	1,036
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (G)	11,328	12,036
5.375%, 9–30–25 (G)	4,832	4,880
Ultra Resources, Inc.,
6.875%, 4–15–22 (G)	2,953	2,960
Whiting Petroleum Corp.:
5.750%, 3–15–21	2,804	2,878
6.625%, 1–15–26 (G)	2,261	2,306

		70,947

Oil & Gas Refining & Marketing – 0.3%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10–1–24	2,475	2,549
QEP Resources, Inc.,
5.625%, 3–1–26	2,802	2,841

		5,390

Total Energy – 5.9%		99,416
Financials
Consumer Finance – 1.3%
Creditcorp,
12.000%, 7–15–18 (G)	11,476	10,443
CURO Financial Technologies Corp.,
12.000%, 3–1–22 (G)	2,595	2,854
Quicken Loans, Inc.,
5.750%, 5–1–25 (G)	8,962	9,276

		22,573

Insurance Brokers – 1.2%
NFP Corp.,
6.875%, 7–15–25 (G)	20,681	20,836

Investment Banking & Brokerage – 0.1%
VHF Parent LLC,
6.750%, 6–15–22 (G)	1,711	1,801

Other Diversified Financial Services – 4.3%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK),
12.000%, 7–1–19 (G)(J)	4,628	4,767
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (G)	13,239	14,422
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22 (G)	6,853	7,007
6.375%, 12–15–25 (G)	2,284	2,285
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5–1–19 (G)(J)	45,827	44,108

		72,589

Specialized Finance – 1.7%
Flexi–Van Leasing, Inc.,
7.875%, 8–15–18 (G)	4,984	4,959
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (G)	25,811	23,617

		28,576

Thrifts & Mortgage Finance – 0.4%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6–15–25 (G)	6,100	6,405

Total Financials – 9.0%		152,780
Health Care
Health Care Facilities – 2.2%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	1,304	1,317
Greatbatch Ltd.,
9.125%, 11–1–23 (G)	9,423	10,224
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (G)	4,881	5,198
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (G)	7,967	8,246
Tenet Healthcare Corp.:
7.500%, 1–1–22 (G)	869	913
8.125%, 4–1–22	11,492	11,693

		37,591

Health Care Supplies – 0.9%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11–1–21 (G)	1,180	1,324
Universal Hospital Services, Inc.,
7.625%, 8–15–20	13,711	13,711

		15,035

Life Sciences Tools & Services – 0.7%
Avantor, Inc.:
6.000%, 10–1–24 (G)	3,624	3,611
9.000%, 10–1–25 (G)	8,457	8,330

		11,941

Pharmaceuticals – 2.3%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (G)(H)	27,123	2,441
7.000%, 4–15–23 (G)(H)	2,927	263
IMS Health, Inc.,
5.000%, 10–15–26 (G)	2,940	3,014
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (G)	5,723	5,780
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20 (G)	3,668	3,700
5.500%, 3–1–23 (G)	244	223
5.500%, 11–1–25 (G)	2,417	2,460
9.000%, 12–15–25 (G)	1,591	1,658
VPII Escrow Corp.,
7.500%, 7–15–21 (G)	4,619	4,706
VRX Escrow Corp.:
5.375%, 3–15–20 (G)	5,499	5,513
5.875%, 5–15–23 (G)	3,910	3,621
6.125%, 4–15–25 (G)	7,319	6,697

		40,076

Total Health Care – 6.1%		104,643
Industrials
Aerospace & Defense – 2.9%
KLX, Inc.,
5.875%, 12–1–22 (G)	13,832	14,485
TransDigm, Inc.,
6.500%, 5–15–25	2,463	2,518
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	13,668	13,975
6.500%, 7–15–24	12,197	12,502
6.375%, 6–15–26	6,375	6,463

		49,943

Air Freight & Logistics – 0.3%
XPO Logistics, Inc.:
6.500%, 6–15–22 (G)	3,196	3,336
6.125%, 9–1–23 (G)	1,738	1,838

		5,174

Building Products – 0.5%
Ply Gem Industries, Inc.,
6.500%, 2–1–22	3,718	3,853
Summit Materials LLC and Summit Materials Finance Corp.,
6.125%, 7–15–23	2,012	2,092
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24	2,443	2,510

		8,455

Diversified Support Services – 0.7%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (G)	7,837	7,367
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (G)	2,471	2,551
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	1,220	1,306

		11,224

Environmental & Facilities Services – 0.2%
GFL Environmental, Inc.:
9.875%, 2–1–21 (G)	2,194	2,312
5.625%, 5–1–22 (G)	1,730	1,795

		4,107

Security & Alarm Services – 1.3%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (G)	19,268	21,388

Total Industrials – 5.9%		100,291
Information Technology
Application Software – 1.6%
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (G)	28,771	26,901

Data Processing & Outsourced Services – 2.8%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (G)	3,396	3,481
5.375%, 8–1–22 (G)	13,282	13,382
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (G)	27,070	27,679
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7–15–25 (G)	2,442	2,570

		47,112

Electronic Components – 0.2%
TTM Technologies, Inc.,
5.625%, 10–1–25 (G)	2,446	2,507

IT Consulting & Other Services – 1.7%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5–1–25 (G)	1,476	1,332
NCR Escrow Corp.:
5.875%, 12–15–21	9,790	10,035
6.375%, 12–15–23	8,839	9,259
Pioneer Holding Corp.,
9.000%, 11–1–22 (G)	7,305	7,551

		28,177

Semiconductors – 0.1%
Micron Technology, Inc.,
5.500%, 2–1–25	2,185	2,286

Technology Hardware, Storage & Peripherals – 0.1%
Western Digital Corp.,
10.500%, 4–1–24	2,000	2,318

Total Information Technology – 6.5%		109,301
Materials
Aluminum – 1.5%
Constellium N.V.:
5.750%, 5–15–24 (G)	4,758	4,853
6.625%, 3–1–25 (G)	9,852	10,382
5.875%, 2–15–26 (G)	4,082	4,158
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (G)	3,725	3,902
5.875%, 9–30–26 (G)	2,497	2,547

		25,842

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (G)	6,106	6,091
5.250%, 6–1–27 (G)	2,442	2,436

		8,527

Construction Materials – 0.8%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (G)	13,625	13,591

Diversified Chemicals – 0.3%
PSPC Escrow Corp.,
6.500%, 2–1–22 (G)	4,928	5,094

Diversified Metals & Mining – 0.0%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK),
11.500%, 4–1–19 (G)(J)	15,530	9

Fertilizers & Agricultural Chemicals – 0.9%
Pinnacle Operating Corp.,
9.000%, 5–15–23 (G)	17,307	16,095

Metal & Glass Containers – 1.9%
ARD Finance S.A.,
7.125%, 9–15–23	1,387	1,449
BakerCorp International, Inc.,
8.250%, 6–1–19	30,280	27,706

HudBay Minerals, Inc.:
7.250%, 1–15–23 (G)	995	1,055
7.625%, 1–15–25 (G)	1,492	1,634

		31,844

Paper Packaging – 0.1%
Flex Acquisition Co., Inc.,
6.875%, 1–15–25 (G)	1,732	1,794

Specialty Chemicals – 0.2%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (G)	2,492	2,667

Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7–1–21 (G)	1,358	1,474

Total Materials – 6.3%		106,937
Real Estate
Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	1,236	1,279

Total Real Estate – 0.1%		1,279
Telecommunication Services
Alternative Carriers – 0.5%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	9,760	8,784

Integrated Telecommunication Services – 5.9%
Frontier Communications Corp.:
6.250%, 9–15–21	4,201	2,983
10.500%, 9–15–22	9,275	7,014
7.125%, 1–15–23	1,013	674
6.875%, 1–15–25	2,912	1,885
11.000%, 9–15–25	8,560	6,292
GCI, Inc.,
6.875%, 4–15–25	7,552	8,043
Olympus Merger Sub, Inc.,
8.500%, 10–15–25 (G)	29,884	29,510
Sprint Corp.:
7.250%, 9–15–21	20,041	21,219
7.875%, 9–15–23	15,048	16,026
7.125%, 6–15–24	5,951	6,055

		99,701

Wireless Telecommunication Service – 1.1%
Sable International Finance Ltd.,
6.875%, 8–1–22 (G)	7,017	7,438
Sprint Nextel Corp.:
9.000%, 11–15–18 (G)	547	576
7.000%, 8–15–20	1,208	1,280
11.500%, 11–15–21	989	1,194
T–Mobile USA, Inc.:
6.000%, 4–15–24	4,371	4,633
6.500%, 1–15–26	2,140	2,336

		17,457

Total Telecommunication Services – 7.5%		125,942

TOTAL CORPORATE DEBT SECURITIES – 74.8%		$1,270,425
(Cost: $1,320,581)

LOANS(M)
Consumer Discretionary
Advertising – 0.5%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
7.878%, 7–25–22	$8,283	7,672

Apparel Retail – 1.5%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
6.069%, 3–19–20	8,058	7,784
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
10.069%, 3–19–21	14,844	14,398
TRLG Intermediate Holdings LLC,
10.000%, 10–27–22	4,446	4,357

		26,539

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps),
5.443%, 2–22–23	1,718	1,732

Department Stores – 1.0%
Belk, Inc. (ICE LIBOR plus 475 bps),
6.099%, 12–10–22	20,438	16,708

Education Services – 1.6%
Laureate Education, Inc. (ICE LIBOR plus 450 bps),
6.069%, 4–26–24	26,515	26,714

General Merchandise Stores – 2.2%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
4.953%, 2–3–24	16,258	15,984
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
8.953%, 1–26–25	12,846	12,509

Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps),
7.313%, 2–8–19(H)	17,870	9,381

		37,874

Home Furnishings – 0.6%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps),
9.407%, 11–8–24	12,167	10,342

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps),
6.175%, 8–26–22	6,071	6,108

Restaurants – 0.5%
NPC International, Inc. (ICE LIBOR plus 350 bps),
5.052%, 4–20–24	1,731	1,744
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.052%, 4–18–25	7,050	7,191

		8,935

Specialized Consumer Services – 0.1%
Asurion LLC (ICE LIBOR plus 600 bps),
7.569%, 8–4–25	1,212	1,244

Specialty Stores – 0.4%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.551%, 10–21–23	6,962	6,706

Total Consumer Discretionary – 8.9%		150,574
Consumer Staples
Food Distributors – 0.3%
Dairyland USA Corp. (ICE LIBOR plus 400 bps),
5.570%, 6–22–22	4,952	4,964

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
9.943%, 10–21–22	5,087	5,081

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps),
8.443%, 6–30–22	3,838	3,531

Total Consumer Staples – 0.8%		13,576
Energy
Coal & Consumable Fuels – 1.1%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.443%, 3–28–22	16,078	15,053
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8.193%, 12–16–20	8,854	3,962

		19,015

Oil & Gas Drilling – 0.7%
KCA Deutag Alpha Ltd.,
0.000%, 5–16–20 (N)	299	292
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps),
7.196%, 5–16–20	12,342	12,045

		12,337

Oil & Gas Equipment & Services – 0.2%
Larchmont Resources LLC (10.530% Cash or 10.530% PIK),
10.530%, 8–7–20 (B)(E)(J)	3,074	3,028

Oil & Gas Exploration & Production – 0.7%
California Resources Corp.,
0.000%, 12–31–22(N)	3,380	3,363
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps),
8.954%, 8–23–21	7,457	7,927

		11,290

Oil & Gas Storage & Transportation – 0.4%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.319%, 2–16–21	2,462	2,341
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.319%, 8–12–20	4,899	4,764

		7,105

Total Energy – 3.1%		52,775
Financials
Asset Management & Custody Banks – 0.2%
Tortoise Borrower LLC,
0.000%, 11–20–24 (B)(N)	4,076	4,117

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 350 bps),
5.069%, 1–8–24	3,136	3,149

Investment Banking & Brokerage – 0.6%
Jane Street Group LLC (ICE LIBOR plus 450 bps),
5.880%, 8–25–22	9,542	9,655

Specialized Finance – 0.1%
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc. (3-Month ICE LIBOR plus 375 bps),
5.135%, 12–30–21	1,435	1,446

Total Financials – 1.1%		18,367
Health Care
Life Sciences Tools & Services – 0.4%
Avantor, Inc. (ICE LIBOR plus 400 bps),
5.511%, 9–22–24	6,019	6,044

Total Health Care – 0.4%		6,044
Industrials
Construction & Engineering – 0.1%
Tensar International Corp. (ICE LIBOR plus 850 bps),
10.193%, 7–10–22	3,077	2,462

Diversified Support Services – 0.3%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
5.319%, 8–25–24	2,893	2,909
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
9.319%, 8–25–25	2,416	2,434

		5,343

Industrial Conglomerates – 1.1%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
4.446%, 11–22–20	2,449	2,383
Crosby Worldwide Ltd. (ICE LIBOR plus 600 bps),
7.446%, 11–22–21	3,950	3,589
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.124%, 10–20–22	11,447	11,511
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.124%, 10–20–23	1,995	1,997

		19,480

Industrial Machinery – 1.2%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.193%, 1–30–23 (B)	20,042	20,042

Marine – 0.1%
Deck Chassis Acquisition, Inc.,
0.000%, 6–15–23(B)(N)	1,354	1,374

Total Industrials – 2.8%		48,701
Information Technology
Application Software – 0.2%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
8.693%, 9–18–25	3,899	4,030

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
8.630%, 5–1–25	1,993	2,010

Internet Software & Services – 0.6%
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps),
5.569%, 5–12–21	6,060	6,087
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps),
9.319%, 11–12–21(B)	4,800	4,800

		10,887

Total Information Technology – 0.9%		16,927
Materials
Diversified Metals & Mining – 0.2%
EP Minerals LLC (ICE LIBOR plus 750 bps),
8.979%, 8–20–21(B)	2,803	2,810

Paper Packaging – 0.7%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps),
9.693%, 5–27–20	9,296	9,049
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
8.751%, 10–1–22 (B)	3,365	3,331

		12,380

Total Materials – 0.9%		15,190
Telecommunication Services
Integrated Telecommunication Services – 0.9%
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.350%, 10–10–24	15,892	15,925

Total Telecommunication Services – 0.9%		15,925

TOTAL LOANS – 19.8%		$338,079
(Cost: $353,629)

SHORT–TERM SECURITIES
Commercial Paper(O) – 1.1%
Comcast Corp.,
1.921%, 1–3–18	5,000	4,999
CVS Health Corp.,
1.731%, 1–9–18	3,000	2,999
DTE Gas Co.,
2.000%, 1–11–18	3,000	2,998
Sonoco Products Co.,
1.700%, 1–2–18	3,620	3,619

Sysco Corp.,
1.691%, 1–2–18	5,000	4,999

		19,614

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18(P)	8,549	8,549

TOTAL SHORT–TERM SECURITIES – 1.6%		$28,163
(Cost: $28,165)

TOTAL INVESTMENT SECURITIES – 99.3%		$1,688,873
(Cost: $1,754,815)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		12,471

NET ASSETS – 100.0%		$1,701,344

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Listed on an exchange outside the United States.

(D)	Restricted securities. At December 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
Larchmont Resources LLC	12–8–16	4		$1,211	$1,193
New Cotai Participation Corp., Class B	4–12–13	—	*	154	151
Sabine Oil & Gas Corp.	12–7–16	1		49	53
Pinnacle Agriculture Enterprises LLC	3–10–17	12,015		5,461	9,841
Targa Resources Corp., 9.500%	10–24–17	14		16,148	16,184
Sabine Oil & Gas Corp., expires 12–29–29	12–7–16	4		31	28
				$23,054	$27,450

The total value of these securities represented 1.6% of net assets at December 31, 2017.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $966,403 or 56.8% of net assets.

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(L)	Zero coupon bond.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Rate shown is the yield to maturity at December 31, 2017.

(P)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	3,423	U.S. Dollar	4,053	1–5–18	Morgan Stanley International	$—	$54

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$16,101	$2,055	$2,961
Energy	3,371	1,246	—
Total Common Stocks	$19,472	$3,301	$2,961
Preferred Stocks	419	16,184	9,841
Warrants	—	28	—	*
Corporate Debt Securities	—	1,270,425	—	*
Loans	—	298,577	39,502
Short–Term Securities	—	28,163	—
Total	$19,891	$1,616,678	$52,304
Liabilities
Forward Foreign Currency Contracts	$—	$54	$—

During the period ended December 31, 2017, securities totaling $3,925 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the begining of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants			Corporate Debt			Loans
Beginning Balance 10–1–17	$84	$7,570	$	*		$	*		$60,075
Net realized gain (loss)	—	—		—			—		—
Net change in unrealized appreciation (depreciation)	2,623	2,271		—			—		200
Purchases	254	—		—			—		5,481
Sales	—	—		—			—		(21)
Amortization/Accretion of premium/discount	—	—		—			—		24
Transfers into Level 3 during the period	—	—		—			—		—
Transfers out of Level 3 during the period	—	—		—			—		(26,257)
Ending Balance 12–31–17	$2,961	$9,841		$—	*		$—	*	$39,502
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–17	$2,623	$2,271		$—	*		$—	*	$200

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12–31–17	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$151	Market comparable approach	Adjusted revenue multiple	8.81x
			Illiquidity discount	10%
	2,810	Market comparable approach	Adjusted EBITDA multiple	9.34x
Preferred Stocks	9,841	Market comparable approach	Adjusted EBITDA multiple	9.19x
			Illiquidity discount	10%
Loans	39,502	Third–party valuation service	Broker Quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,754,815

Gross unrealized appreciation	50,471
Gross unrealized depreciation	(116,413)

Net unrealized depreciation	$(65,942)

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 3.5%
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A,
4.000%, 9–15–33	$9,000	$9,529
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A,
7.000%, 9–1–32	1,000	1,037
DC Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A,
0.000%, 6–15–46 (A)	20,000	2,911
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	2,970	3,555
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
5.000%, 9–1–46	6,000	7,841

		24,873

Alaska – 0.9%
Northn Tob Securitization Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	6,320	6,142

American Samoa – 0.7%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9–1–35	5,000	5,021

Arizona – 2.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps),
0.981%, 1–1–37(B)	10,000	9,024
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B,
5.000%, 3–1–42(C)	1,500	1,536
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,534
6.250%, 12–1–46	1,500	1,605
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	2,000	2,376

		16,075

California – 11.4%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6–1–55(A)	6,250	294
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A,
5.000%, 7–1–46	1,670	1,722
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11–15–31	750	939
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A:
5.000%, 6–1–42	2,010	2,017
5.000%, 6–1–52	1,890	1,874
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch – Oblig Group), Ser 2017G:
5.000%, 6–1–47(C)	675	708
5.000%, 6–1–53(C)	675	702
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch – Oblig Group), Ser 2017,
5.000%, 6–1–47(C)	1,500	1,670
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch – Oblig Group), Ser 2016,
5.000%, 8–1–41	1,500	1,655

CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A:
5.000%, 7–1–47 (C)	1,975	2,077
5.000%, 7–1–52 (C)	1,000	1,044
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College–Ready Pub Sch Proj), Ser 2016C,
5.250%, 7–1–52	3,660	4,049
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.250%, 12–1–56	2,500	2,776
CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A,
5.000%, 11–1–41	1,000	1,101
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,500	1,634
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF–Irvine LLC), Ser 2016,
5.000%, 5–15–40	1,500	1,726
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,510
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1–15–53	1,300	1,309
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6–1–29	1,250	1,463
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	7,000	7,000
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A,
5.000%, 6–1–35	6,265	7,305
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds,
5.750%, 6–1–47	4,680	4,712
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
4.000%, 11–1–39	3,000	3,060
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.625%, 11–1–29	2,000	2,183
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,828
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,014
8.000%, 8–1–38	1,400	1,419
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	4,000	4,580
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	1,000	1,121
Tob Securitization Auth of Southn CA, Tob Stlmt Asset–Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	5,500	5,513
Tob Securitization Auth of Southn CA, Tob Stlmt Asset–Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A–1,
5.125%, 6–1–46	6,650	6,659

		81,664

Colorado – 4.5%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	2,001
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	4,655	4,722

CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,090	1,153
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	2,843
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,188
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012,
7.000%, 6–1–42(D)	3,665	2,587
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1–1–37	1,000	1,044
CO Intl Ctr Metro Dist No. 3, GO Rfdg and Impvt Bonds, Ser 2016,
5.000%, 12–1–46	3,140	3,033
Green Gables Metro Dist No. 1, Ltd. Tax GO Bonds, Ser 2016A,
5.300%, 12–1–46	1,250	1,270
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11–15–38	3,000	4,330
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,361
Solaris Metro Dist No. 3, Ltd. Tax GO Rfdg Bonds, Ser 2016A,
5.000%, 12–1–46	1,880	1,957

		32,489

Connecticut – 0.9%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A,
5.000%, 9–1–53	1,600	1,655
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	5,108

		6,763

Florida – 3.0%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,353
6.750%, 11–1–39	2,390	2,497
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,793
6.000%, 9–15–40	6,000	6,312
6.125%, 6–15–43	1,000	1,058
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	1,890	1,946
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	3,835	4,272

		21,231

Georgia – 1.7%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A,
6.000%, 7–1–51	2,000	1,862
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
7.250%, 1–1–46	6,000	6,098
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1–1–49	4,000	4,593

		12,553

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	300	337
9.000%, 11–15–44	2,000	2,265

		2,602

Illinois – 10.6%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	2,500	2,500
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	2,960	2,652

Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.750%, 10–15–40	4,500	4,867
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.750%, 5–15–46	2,500	2,655
IL Fin Auth, Multi–Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,550	4,773
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	5,000	5,719
8.000%, 5–15–46	9,000	10,293
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	2,688
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,419
IL Fin Auth, Rev Rfdg Bonds (The Admiral at the Lake Proj), Ser 2017:
5.250%, 5–15–42	5,000	4,979
5.250%, 5–15–54	5,000	4,858
IL GO Bonds, Ser 2017D,
5.000%, 11–1–26	5,000	5,493
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,577
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,037
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	2,555	2,681
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	265	265
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	1,945	1,960
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,423
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A,
5.625%, 12–1–41	4,000	3,920
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,295	2,455

		76,214

Indiana – 3.6%
Allen Cnty, IN, Econ Dev Rev Bonds (StoryPoint Fort Wayne Proj), Sr Ser 2017A-1:
6.625%, 1–15–34	1,000	1,064
6.750%, 1–15–43	1,400	1,483
6.875%, 1–15–52	2,000	2,124
City of Carmel, IN, Rev Bonds, Ser 2012A,
7.125%, 11–15–47	6,250	6,786
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	4,335	4,407
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,120
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	1,000	1,009
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,134
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,685	4,083
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
4.000%, 1–15–32	1,000	954

		26,164

Iowa – 0.4%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
5.000%, 6–1–36	2,425	2,577

Kansas – 1.5%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
7.000%, 9–1–29	900	946
7.000%, 9–1–38	3,000	3,158
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A,
5.750%, 9–1–32	3,000	3,050

Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,668

		10,822

Kentucky – 1.2%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,102
6.500%, 3–1–45	2,500	2,781

		8,883

Louisiana – 1.3%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,052
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	3,000	3,101
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39 (D)	7,895	79
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj – Phase IIA), Ser 2014A,
8.375%, 7–1–39 (D)	4,168	42
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015,
7.750%, 7–1–39 (D)	1,977	20
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	4,797

		9,091

Maryland – 0.2%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,368

Massachusetts – 0.6%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,314

Michigan – 2.7%
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	2,340	2,471
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	260
7.450%, 10–1–41	1,000	260
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30	2,000	1,963
6.500%, 12–1–40	3,000	3,011
MI Tob Stlmt Fin Auth, Tob Stlmt Asset–Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	7,671
MI Tob Stlmt Fin Auth, Tob Stlmt Asset–Bkd Bonds, Ser 2008C,
0.000%, 6–1–58 (A)	50,000	1,449
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	310	309
7.000%, 11–15–38	2,400	2,346

		19,740

Missouri – 4.3%
Blue Springs, MO, Spl Oblig Tax Incr and Spl Dist Rfdg and Impvt Bonds (Adams Farm Proj), Ser 2015A,
5.250%, 6–1–39	5,000	5,101
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A,
3.900%, 11–1–29	1,050	1,061
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	438
6.125%, 12–1–36	675	439

Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	723
5.500%, 10–1–31	1,500	1,382
5.550%, 10–1–36	400	359
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,500	1,600
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	935	884
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A,
5.250%, 5–15–50	4,000	4,227
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (A)	3,302	429
5.750%, 4–1–55	2,076	1,964
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	580	605
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (A)	1,500	766
0.000%, 7–15–37 (A)	2,500	1,224
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (D)	1,250	306
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (D)	1,000	155
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29 (D)	1,185	758
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	2,730	2,766
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	5,820	5,822

		31,009

Nebraska – 1.6%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,984
5.000%, 9–1–42	2,000	2,231

		11,215

Nevada – 0.8%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
5.125%, 12–15–45	2,515	2,587
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,174

		5,761

New Jersey – 1.8%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	2,247
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007–1A:
5.000%, 6–1–29	1,300	1,300
5.000%, 6–1–41	9,730	9,481

		13,028

New Mexico – 0.3%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	2,000	2,188

New York – 4.6%
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015,
5.500%, 9–1–45	5,000	5,454
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	1,125	1,154

Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	3,750	3,810
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	726	741
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	460	468
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	2,674	455
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A–3 Sr Current Int Bonds,
5.125%, 6–1–46	3,000	3,000
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A,
5.000%, 6–1–51	1,000	1,037
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	5,000	5,448
NY Trans Dev Corp., Spl Fac Bonds (Laguardia Arpt Terminal B Redev Proj), Ser 2016A,
5.250%, 1–1–50	2,500	2,778
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	6,015	6,148
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B,
5.000%, 6–1–41	2,500	2,729

		33,222

North Carolina – 0.2%
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C,
0.000%, 7–1–41 (A)	4,160	1,392

Ohio – 0.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	3,886
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,185	1,322

		5,208

Oklahoma – 0.9%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	1,685	1,685
6.000%, 11–15–38	4,550	4,465

		6,150

Oregon – 0.8%
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,646

Pennsylvania – 2.9%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	3,113
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	6,540	5,998
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A,
5.000%, 7–1–43	5,000	5,051
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
6.375%, 12–1–38	3,000	3,836
Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016,
5.000%, 6–1–46	2,000	2,044
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (D)	1,850	342
7.350%, 7–1–22 (D)	3,400	629

		21,013

Rhode Island – 0.7%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B,
5.000%, 6–1–50	5,000	5,236

South Carolina – 0.8%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,519

Tennessee – 0.2%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	1,000	1,173

Texas – 15.4%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A,
4.625%, 8–15–46	1,250	1,263
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A,
5.375%, 8–15–36	4,585	4,611
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,936
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	3,813
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (A)	2,000	970
0.000%, 1–1–40 (A)	1,500	609
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016,
5.000%, 1–1–46	2,000	2,266
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	5,500	5,870
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,565
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	11,423
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	2,865	3,205
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,885
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,605
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	4,985	5,234
La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,148
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,012
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A,
5.000%, 8–15–46	2,000	2,004
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A,
5.000%, 1–1–39	2,000	2,319
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	966
6.500%, 8–15–39	1,800	1,940
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38 (D)	5,000	1,085
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	425	456
7.750%, 6–1–39	1,200	1,303

Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
5.000%, 5–15–45	2,650	2,787
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.875%, 11–15–48	750	588
5.000%, 11–15–55	7,000	5,422
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living – Ventana Proj), Ser 2017A:
6.750%, 11–15–47	1,000	1,126
6.750%, 11–15–52	2,500	2,804
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	1,000	1,114
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	9,750	10,675
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,704
7.000%, 6–30–40	6,000	6,710
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,331
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012–A,
5.000%, 8–15–41	6,445	7,125

		110,874

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.500%, 6–1–37	2,000	2,033

Virgin Islands – 0.3%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.750%, 10–1–37	3,500	1,916

Virginia – 4.3%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A,
2.000%, 10–1–48	1,265	95
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	4,615	4,901
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B,
5.625%, 9–1–41	2,779	1,937
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C,
0.000%, 9–1–41 (A)	821	108
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015,
0.000%, 9–1–45 (E)	859	609
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	4,590	4,973
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	1,615	1,839
5.500%, 1–1–42	11,000	12,266
VA Small Business Fin Auth, Tax-Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017,
5.000%, 12–31–56	4,000	4,481

		31,209

Washington – 0.8%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,150	1,166
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,374

		5,540

West Virginia – 0.1%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	1,000	1,012

Wisconsin – 2.3%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	4,500	4,821
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A,
5.000%, 6–15–36	4,000	3,901
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016,
5.250%, 12–1–39	4,000	3,805
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,103
6.125%, 6–1–39	1,000	1,104
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	2,000	2,018

		16,752

Wyoming – 0.6%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,000

TOTAL MUNICIPAL BONDS – 96.0%		$689,682
(Cost: $676,343)

SHORT–TERM SECURITIES
Commercial Paper(F) – 1.1%
Hewlett Packard Enterprise Corp.,
1.542%, 1–3–18	3,500	3,499
Mondelez International, Inc.,
1.670%, 1–2–18	2,647	2,646
Walgreens Boots Alliance, Inc.,
1.591%, 1–3–18	2,000	2,000

		8,145

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18(G)	2,317	2,317

Municipal Obligations – 1.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.650%, 1–7–18(G)	4,475	4,475
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
1.600%, 1–7–18(G)	800	800
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
1.700%, 1–7–18(G)	2,000	2,000
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps),
1.770%, 1–7–18(G)	1,900	1,900

		9,175

TOTAL SHORT–TERM SECURITIES – 2.7%		$19,637
(Cost: $19,638)

TOTAL INVESTMENT SECURITIES – 98.7%		$709,319
(Cost: $695,981)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		9,149

NET ASSETS – 100.0%		$718,468

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $13,882 or 1.93% of net assets.

(D)	Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(F)	Rate shown is the yield to maturity at December 31, 2017.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$689,682	$—
Short-Term Securities	—	19,637	—
Total	$—	$709,319	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BVAL = Bloomberg Valuation Technique

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$695,981

Gross unrealized appreciation	49,055
Gross unrealized depreciation	(35,717)

Net unrealized appreciation	$13,338

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2018